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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     December 31, 2012
                                                 -------------------------------

Check here if Amendment |_|; Amendment Number:
                                                 -----------

 This Amendment (Check only one.):          |_|  is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Focused Investors LLC
           -------------------------------------------------
Address:   9777 Wilshire Boulevard, Suite 910
           -------------------------------------------------
           Beverly Hills, California 90212
           -------------------------------------------------

Form 13F File Number:  28 -  12707
                       --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Kromm
             ---------------------------------------------------
Title:         Chief Operating Officer/Chief Compliance Officer
             ---------------------------------------------------
Phone:         (310) 734-1213
             ---------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Michael Kromm        Beverly Hills, California      01/31/13
----------------------  -----------------------------  ----------
      [Signature]               [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                          ---------------------

Form 13F Information Table Entry Total:     23
                                          ---------------------

Form 13F Information Table Value Total:     $ 1,785,293
                                          ---------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101    56936   613200 SH       Sole                   613200
American Express Co.           COM              025816109   105798  1840600 SH       Sole                  1840600
Becton, Dickinson and Company  COM              075887109    46625   596300 SH       Sole                   596300
CVS Caremark Corp.             COM              126650100    82461  1705500 SH       Sole                  1705500
Diageo PLC                     COM              25243Q205    65087   558300 SH       Sole                   558300
Goldman Sachs Group Inc.       COM              38141G104    66191   518900 SH       Sole                   518900
International Business Machine COM              459200101    97480   508900 SH       Sole                   508900
Johnson & Johnson              COM              478160104    86700  1236800 SH       Sole                  1236800
JPMorgan Chase & Co.           COM              46625H100    70506  1603500 SH       Sole                  1603500
McDonald's Corp.               COM              580135101   124261  1408700 SH       Sole                  1408700
Microsoft Corp.                COM              594918104    92077  3447300 SH       Sole                  3447300
Morgan Stanley                 COM              617446448    39838  2083600 SH       Sole                  2083600
NIKE, Inc.                     COM              654106103    75269  1458700 SH       Sole                  1458700
PepsiCo, Inc.                  COM              713448108   119116  1740700 SH       Sole                  1740700
Pfizer Inc.                    COM              717081103    56412  2249300 SH       Sole                  2249300
Target Corp.                   COM              87612E106    71489  1208200 SH       Sole                  1208200
The Coca-Cola Co.              COM              191216100    95791  2642500 SH       Sole                  2642500
The Procter and Gamble Co.     COM              742718109    56912   838300 SH       Sole                   838300
UnitedHealth Group Inc.        COM              91324P102    53150   979900 SH       Sole                   979900
Wal-Mart Stores, Inc.          COM              931142103   148987  2183600 SH       Sole                  2183600
WellPoint, Inc.                COM              94973V107    62394  1024200 SH       Sole                  1024200
Wells Fargo & Company          COM              949746101    71098  2080100 SH       Sole                  2080100
Zimmer Holdings, Inc.          COM              98956P102    40716   610800 SH       Sole                   610800